UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2008

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 58.8%
Aerospace - 3.4%
Lockheed Martin Corp.	19,640	$2,153,940
Northrop Grumman Corp.	15,170	918,392
Raytheon Co.	1,290	69,028
United Technologies Corp.	18,330	1,100,900

		$4,242,260

Alcoholic Beverages - 0.7%
Diageo PLC	37,306	$631,516
Heineken N.V.	3,850	155,146
Molson Coors Brewing Co.	2,000	93,500

		$880,162

Apparel Manufacturers - 0.7%
NIKE, Inc., “B”	12,790	$855,651

Automotive - 0.7%
Harley-Davidson, Inc.	6,170	$230,141
Johnson Controls, Inc.	22,440	680,605

		$910,746

Biotechnology - 0.4%
Amgen, Inc. (a)	4,050	$240,044
Genzyme Corp. (a)	3,250	262,893

		$502,937

Broadcasting - 1.4%
Omnicom Group, Inc.	21,500	$829,040
Walt Disney Co.	24,770	760,191
WPP Group PLC	17,830	144,699

		$1,733,930

Brokerage & Asset Managers - 2.0%
Deutsche Boerse AG	2,480	$226,094
Franklin Resources, Inc.	6,100	537,593
Goldman Sachs Group, Inc.	9,350	1,196,800
Invesco Ltd.	9,750	204,555
Merrill Lynch & Co., Inc.	15,740	398,222

		$2,563,264

Business Services - 1.1%
Accenture Ltd., “A”	13,340	$506,920
Automatic Data Processing, Inc.	6,240	266,760
Fidelity National Information Services, Inc.	9,800	180,908
Lender Processing Services, Inc.	4,895	149,395
Visa, Inc., “A”	3,800	233,282
Western Union Co.	4,150	102,381

		$1,439,646

Cable TV - 0.2%
Time Warner Cable, Inc., “A” (a)	10,840	$262,328

Chemicals - 1.5%
3M Co.	12,160	$830,650
PPG Industries, Inc.	17,630	1,028,182

		$1,858,832

Computer Software - 1.2%
Oracle Corp. (a)	71,660	$1,455,415
Synopsys, Inc. (a)	1,620	32,319

		$1,487,734

Computer Software - Systems - 1.2%
Hewlett-Packard Co.	3,790	$175,250
International Business Machines Corp.	11,240	1,314,630

		$1,489,880

Construction - 0.5%
Masco Corp.	5,740	$102,976
Pulte Homes, Inc.	19,020	265,709
Sherwin-Williams Co.	3,940	225,210
Toll Brothers, Inc. (a)	880	22,202

		$616,097

Consumer Goods & Services - 0.9%
Clorox Co.	7,310	$458,264
Procter & Gamble Co.	8,920	621,635

		$1,079,899

Electrical Equipment - 1.1%
Danaher Corp.	4,950	$343,530
General Electric Co.	5,780	147,390
W.W. Grainger, Inc.	7,330	637,490
WESCO International, Inc. (a)	8,900	286,402

		$1,414,812

Electronics - 0.9%
Flextronics International Ltd. (a)	37,540	$265,783
Intel Corp.	46,750	875,628

		$1,141,411

Energy - Independent - 2.4%
Anadarko Petroleum Corp.	3,700	$179,487
Apache Corp.	13,140	1,370,239
Devon Energy Corp.	11,020	1,005,024
EOG Resources, Inc.	2,640	236,174
Sunoco, Inc.	4,400	156,552
Ultra Petroleum Corp. (a)	1,900	105,146

		$3,052,622

Energy - Integrated - 5.8%
Chevron Corp.	13,075	$1,078,426
ConocoPhillips	4,390	321,568
Exxon Mobil Corp.	32,632	2,534,201
Hess Corp.	12,420	1,019,434
Marathon Oil Corp.	20,110	801,786
TOTAL S.A., ADR	25,910	1,572,219

		$7,327,634

Engineering - Construction - 0.1%
North American Energy Partners, Inc. (a)	6,550	$67,924

Food & Beverages - 2.6%
Coca-Cola Co.	3,800	$200,944
General Mills, Inc.	4,180	287,250
Kellogg Co.	11,160	626,076
Nestle S.A.	27,526	1,190,556
Pepsi Bottling Group, Inc.	840	24,503

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Beverages - continued
PepsiCo, Inc.	12,660	$902,278

		$3,231,607

Food & Drug Stores - 1.2%
CVS Caremark Corp.	28,534	$960,454
Kroger Co.	9,880	271,502
Walgreen Co.	10,910	337,774

		$1,569,730

Furniture & Appliances - 0.3%
Jarden Corp. (a)	15,620	$366,289

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd.	26,530	$550,498
Wyndham Worldwide	19,230	302,103

		$852,601

General Merchandise - 0.9%
Macy’s, Inc.	42,480	$763,790
Wal-Mart Stores, Inc.	6,500	389,285

		$1,153,075

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	10,500	$266,595
WellPoint, Inc. (a)	9,650	451,331

		$717,926

Insurance - 4.8%
Allstate Corp.	35,340	$1,629,881
Aon Corp.	2,210	99,362
Aspen Insurance Holdings Ltd.	5,960	163,900
Chubb Corp.	3,520	193,248
Conseco, Inc. (a)	13,080	46,042
Genworth Financial, Inc., “A”	68,950	593,660
Hartford Financial Services Group, Inc.	5,590	229,134
Max Capital Group Ltd.	13,000	301,990
MetLife, Inc.	30,320	1,697,920
PartnerRe Ltd.	1,000	68,090
Prudential Financial, Inc.	4,910	353,520
Travelers Cos., Inc.	15,790	713,708

		$6,090,455

Internet - 0.0%
Google, Inc., “A” (a)	40	$16,021

Machinery & Tools - 0.9%
Eaton Corp.	6,890	$387,080
Ingersoll-Rand Co. Ltd., “A”	3,920	122,186
Kennametal, Inc.	9,920	269,030
Timken Co.	14,090	399,452

		$1,177,748

Major Banks - 5.8%
Bank of America Corp.	49,158	$1,720,530
Bank of New York Mellon Corp.	40,804	1,329,394
JPMorgan Chase & Co.	46,582	2,175,379
PNC Financial Services Group, Inc.	10,970	819,459
State Street Corp.	15,310	870,833
SunTrust Banks, Inc.	9,100	409,409

		$7,325,004

Medical & Health Technology & Services - 0.2%
DaVita, Inc. (a)	4,450	$253,695

Medical Equipment - 0.6%
Advanced Medical Optics, Inc. (a)	13,850	$246,253
Cooper Cos., Inc.	4,280	148,773
Zimmer Holdings, Inc. (a)	5,260	339,586

		$734,612

Metals & Mining - 0.0%
Century Aluminum Co. (a)	2,190	$60,641

Natural Gas - Distribution - 0.2%
Sempra Energy	5,540	$279,604

Natural Gas - Pipeline - 0.6%
El Paso Corp.	16,680	$212,837
Williams Cos., Inc.	20,860	493,339

		$706,176

Network & Telecom - 0.2%
Cisco Systems, Inc. (a)	3,040	$68,582
Nokia Corp., ADR	9,980	186,127

		$254,709

Oil Services - 0.7%
Exterran Holdings, Inc. (a)	3,600	$115,056
Halliburton Co.	6,900	223,491
Helix Energy Solutions Group, Inc. (a)	6,070	147,380
Noble Corp.	8,410	369,199

		$855,126

Other Banks & Diversified Financials - 0.4%
American Express Co.	4,910	$173,961
East West Bancorp, Inc.	5,790	79,323
New York Community Bancorp, Inc.	5,270	88,483
Sovereign Bancorp, Inc.	48,750	192,563

		$534,330

Pharmaceuticals - 3.1%
Abbott Laboratories	2,410	$138,768
GlaxoSmithKline PLC (a)	8,180	176,724
Johnson & Johnson	14,530	1,006,638
Merck & Co., Inc.	29,050	916,818
Merck KGaA	2,400	257,652
Pfizer, Inc.	5,860	108,058
Roche Holding AG	1,240	193,300
Wyeth	31,630	1,168,412

		$3,966,370

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	2,380	$219,983

Specialty Chemicals - 0.3%
Air Products & Chemicals, Inc.	6,120	$419,159

Specialty Stores - 0.5%
AnnTaylor Stores Corp. (a)	6,600	$136,224
Nordstrom, Inc.	2,990	86,172
Staples, Inc.	17,820	400,950

		$623,346

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., “L”, ADR	800	$37,088
Rogers Communications, Inc., “B”	7,870	255,271
Vodafone Group PLC, ADR	10,349	228,713

		$521,072

Telephone Services - 2.2%
AT&T, Inc.	61,954	$1,729,756
Embarq Corp.	19,220	779,371
Verizon Communications, Inc.	8,530	273,728

		$2,782,855

Tobacco - 1.8%
Altria Group, Inc.	5,870	$116,461
Lorillard, Inc.	6,420	456,783
Philip Morris International, Inc.	34,360	1,652,716

		$2,225,960

Trucking - 0.2%
United Parcel Service, Inc., “B”	4,680	$294,325

Utilities - Electric Power - 3.2%
American Electric Power Co., Inc.	11,700	$433,251
CMS Energy Corp.	8,430	105,122
Dominion Resources, Inc.	8,814	377,063
DPL, Inc.	6,670	165,416
Entergy Corp.	2,170	193,152
FPL Group, Inc.	12,680	637,804
NRG Energy, Inc. (a)	15,760	390,060
Pepco Holdings, Inc.	6,910	158,308
PG&E Corp.	22,100	827,645
PPL Corp.	9,780	362,056
Public Service Enterprise Group, Inc.	11,830	387,906

		$4,037,783

Total Common Stocks		$74,197,971

BONDS - 38.7%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$45,000	$61,836

Asset Backed & Securitized - 2.8%
Banc of America Commercial Mortgage, Inc., 5.74%, 2017	$210,000	$179,471
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	48,384	37,039
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040 (z)	250,000	180,056
BlackRock Capital Finance LP, 7.75%, 2026 (n)	32,461	9,414
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	7,555	7,558
Citigroup Commercial Mortgage Trust, FRN, 5.887%, 2017	320,000	273,510
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	108,489
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	13,847	13,628
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	67,893
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	102,620
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	98,568	77,591
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	152,515	129,150
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	130,000	105,460
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	115,000	60,973
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	107,385	105,251
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	60,728	57,213
JPMorgan Chase Commercial Mortgage Securities Corp, 6.007%, 2049	200,000	171,128
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	126,409
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	85,335
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.378%, 2041	39,903	37,279
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	96,897
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	110,000	99,466
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	84,000	47,549
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	152,515	130,277
Morgan Stanley Capital I, Inc., FRN, 0.770%, 2030 (i)(n)	1,730,284	35,452
Multi-Family Capital Access One, Inc., 6.65%, 2024	20,663	20,626
Nomura Asset Securities Corp., FRN, 9.943%, 2027 (z)	199,098	213,625
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	88,775
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	57,430
Spirit Master Funding LLC, 5.05%, 2023 (z)	170,948	126,806
Structured Asset Securities Corp., FRN, 4.67%, 2035	152,262	129,927
Wachovia Bank Commercial Mortgage Trust, 5.9%, 2017	245,000	210,793
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	50,000	44,687
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	140,000	117,186

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	$150,000	$122,898

		$3,477,861

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$137,000	$133,218
News America, Inc., 8.5%, 2025	99,000	100,033

		$233,251

Brokerage & Asset Managers - 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$146,000	$103,629
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	140,000	175
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	92,406
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	90,248
Morgan Stanley, 3.875%, 2009	160,000	147,203
Morgan Stanley, 5.75%, 2016	100,000	62,012
Morgan Stanley, 6.75%, 2011	126,000	93,254
Morgan Stanley, 6.625%, 2018	104,000	68,826

		$657,753

Building - 0.2%
CRH America, Inc., 6.95%, 2012	$208,000	$207,998

Business Services - 0.1%
Xerox Corp., 5.5%, 2012	$80,000	$76,275

Cable TV - 0.2%
Cox Communications, Inc., 4.625%, 2013	$115,000	$106,308
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	104,572

		$210,880

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$75,000	$74,332

Conglomerates - 0.2%
General Electric Co., 5.25%, 2017	$80,000	$70,003
Kennametal, Inc., 7.2%, 2012	211,000	218,360

		$288,363

Consumer Goods & Services - 0.3%
Fortune Brands, Inc., 5.125%, 2011	$158,000	$158,750
Western Union Co., 5.4%, 2011	210,000	211,859

		$370,609

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$96,126

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$123,173

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$112,000	$112,787

Energy - Independent - 0.2%
Nexen, Inc., 5.875%, 2035	$30,000	$22,462
Ocean Energy, Inc., 7.25%, 2011	165,000	172,223

		$194,685

Energy - Integrated - 0.1%
Petro-Canada, 6.05%, 2018	$148,000	$129,191

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$184,000	$157,032
Capital One Financial Corp., 6.15%, 2016	130,000	97,562
General Electric Capital Corp., 5.375%, 2016	60,000	52,949
HSBC Finance Corp., 5.25%, 2011	145,000	142,468
ORIX Corp., 5.48%, 2011	210,000	192,963

		$642,974

Food & Beverages - 0.5%
Diageo Finance B.V., 5.5%, 2013	$230,000	$231,498
Dr. Pepper Snapple Group, Inc., 6.12%, 2013 (z)	40,000	39,699
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	48,000	46,332
Kraft Foods, Inc., 6.125%, 2018	80,000	74,700
Miller Brewing Co., 5.5%, 2013 (n)	276,000	272,282

		$664,511

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$106,271

Gaming & Lodging - 0.2%
Marriott International, Inc., 6.375%, 2017	$120,000	$108,204
Wyndham Worldwide Corp., 6%, 2016	100,000	85,327

		$193,531

Insurance - 0.2%
American International Group, Inc., 8.25%, 2018 (z)	$100,000	$58,097
American International Group, Inc., 6.25%, 2037	100,000	16,022
ING Groep N.V., 5.775% to 2015, FRN to 2049	133,000	106,278
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	97,148

		$277,545

Insurance - Property & Casualty - 0.3%
Allstate Corp., 6.125%, 2032	$185,000	$155,257
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	152,515
Fund American Cos., Inc., 5.875%, 2013	117,000	86,770

		$394,542

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
International Market Quasi-Sovereign - 0.2%
Hydro-Quebec, 6.3%, 2011	$262,000	$281,569

International Market Sovereign - 0.2%
Province of Ontario, 5%, 2011	$200,000	$210,566

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$87,446

Major Banks - 0.7%
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	$170,000	$173,142
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	200,000	151,362
Natixis S.A., 10% to 2018, FRN to 2049 (n)	151,000	140,126
PNC Funding Corp., 5.625%, 2017	90,000	79,727
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	199,343
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	85,103
Wachovia Corp., 5.25%, 2014	81,000	49,668

		$878,471

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$116,000	$116,438
Cardinal Health, Inc., 5.8%, 2016	75,000	70,062
HCA, Inc., 8.75%, 2010	15,000	14,775
Hospira, Inc., 5.55%, 2012	50,000	49,973
Hospira, Inc., 6.05%, 2017	174,000	165,899

		$417,147

Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018 (n)	$155,000	$137,347

Mortgage Backed - 16.4%
Fannie Mae, 4.01%, 2013	$18,417	$17,515
Fannie Mae, 4.589%, 2014	109,472	106,105
Fannie Mae, 4.63%, 2014	45,656	44,284
Fannie Mae, 4.848%, 2014	60,604	59,365
Fannie Mae, 4.56%, 2015	38,000	36,438
Fannie Mae, 4.78%, 2015	38,198	36,926
Fannie Mae, 4.926%, 2015	231,918	226,825
Fannie Mae, 5.09%, 2016	40,000	38,996
Fannie Mae, 5.5%, 2016 - 2035	5,847,532	5,857,493
Fannie Mae, 4.995%, 2017	86,877	84,885
Fannie Mae, 5.05%, 2017	39,000	37,915
Fannie Mae, 6%, 2017 - 2037	3,071,807	3,124,259
Fannie Mae, 4.5%, 2018 - 2035	764,891	744,218
Fannie Mae, 5%, 2018 - 2036	2,147,509	2,119,412
Fannie Mae, 6.5%, 2031 - 2037	988,035	1,019,866
Fannie Mae, 7.5%, 2031	20,298	21,904
Freddie Mac, 6%, 2016 - 2037	1,617,276	1,643,438
Freddie Mac, 4.5%, 2018 - 2035	582,235	567,936
Freddie Mac, 5%, 2018 - 2035	1,831,282	1,794,498
Freddie Mac, 5.5%, 2020 - 2037	1,399,332	1,398,447
Freddie Mac, 6.5%, 2034 - 2038	450,437	462,945
Ginnie Mae, 4.5%, 2033 - 2034	129,672	123,656
Ginnie Mae, 5%, 2033 - 2034	131,574	129,156
Ginnie Mae, 5.5%, 2033 - 2035	529,462	531,388
Ginnie Mae, 6%, 2033 - 2038	457,572	465,362

		$20,693,232

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$180,000	$175,597
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5.25%, 2033	50,000	48,845
Massachusetts Bay Transportation Authority Sales Tax Rev., “A”, 5.25%, 2034	55,000	53,705
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-1”, 5.25%, 2033	110,000	108,048
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	66,152
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	105,000	107,366

		$559,713

Natural Gas - Pipeline - 0.4%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$114,962
Enterprise Products Operating LLC, 6.5%, 2019	76,000	70,801
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	167,081
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	67,761
Spectra Energy Capital LLC, 8%, 2019	53,000	55,000

		$475,605

Network & Telecom - 0.7%
AT&T, Inc., 6.5%, 2037	$100,000	$85,068
BellSouth Corp., 6.55%, 2034	146,000	125,170
Deutsche Telekom International Finance B.V., 5.75%, 2016	176,000	156,997
Telecom Italia Capital, 5.25%, 2013	60,000	53,231
Telefonica Europe B.V., 7.75%, 2010	50,000	51,048
TELUS Corp., 8%, 2011	180,000	190,633
Verizon New York, Inc., 6.875%, 2012	286,000	285,989

		$948,136

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$40,000	$37,021
Weatherford International Ltd., 6%, 2018	113,000	101,453

		$138,474

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$113,980

Other Banks & Diversified Financials - 0.5%
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	$100,000	$81,193
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	146,403
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	152,034
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	199,901

		$579,531

Pharmaceuticals - 0.2%
Allergan, Inc., 5.75%, 2016	$160,000	$153,876
GlaxoSmithKline Capital, Inc., 4.85%, 2013	50,000	49,086

		$202,962

Pollution Control - 0.1%
Waste Management, Inc., 7.375%, 2010	$134,000	$138,761

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$6,000	$6,132
CSX Corp., 7.9%, 2017	120,000	121,625

		$127,757

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$37,379
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	155,243
ProLogis, REIT, 5.75%, 2016	179,000	155,971
Simon Property Group, Inc., REIT, 5.1%, 2015	193,000	170,508

		$519,101

Retailers - 0.3%
Home Depot, Inc., 5.25%, 2013	$44,000	$40,518
Home Depot, Inc., 5.875%, 2036	12,000	8,520
Limited Brands, Inc., 5.25%, 2014	99,000	82,869
Macy’s Retail Holdings, Inc., 5.35%, 2012	40,000	36,836
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	155,071

		$323,814

Supermarkets - 0.0%
Kroger Co., 5%, 2013	$51,000	$48,689

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$35,625
Nextel Communications, Inc., 5.95%, 2014	180,000	120,600
Rogers Communications, Inc., 6.8%, 2018	132,000	124,876
Vodafone Group PLC, 5.625%, 2017	32,000	28,445

		$309,546

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$190,000	$187,253

U.S. Government Agencies - 1.6%
Aid-Egypt, 4.45%, 2015	$152,000	$156,204
Fannie Mae, 6.625%, 2009	280,000	288,641
Freddie Mac, 5.5%, 2017	700,000	740,619
Small Business Administration, 4.35%, 2023	31,920	30,288
Small Business Administration, 4.77%, 2024	81,850	79,481
Small Business Administration, 4.99%, 2024	109,717	107,362
Small Business Administration, 5.18%, 2024	134,180	133,157
Small Business Administration, 5.52%, 2024	200,717	202,192
Small Business Administration, 4.95%, 2025	84,042	81,902
Small Business Administration, 5.09%, 2025	115,277	113,373
Small Business Administration, 5.39%, 2025	86,993	86,944

		$2,020,163

U.S. Treasury Obligations - 7.0%
U.S. Treasury Bonds, 4.75%, 2017	$986,000	$1,056,946
U.S. Treasury Bonds, 8%, 2021	37,000	50,626
U.S. Treasury Bonds, 6.25%, 2023	211,000	253,348
U.S. Treasury Bonds, 6%, 2026	125,000	148,320
U.S. Treasury Bonds, 6.75%, 2026	384,000	492,990
U.S. Treasury Bonds, 5.375%, 2031	900,000	1,022,695
U.S. Treasury Bonds, 4.5%, 2036	94,000	96,482
U.S. Treasury Notes, 4.75%, 2008	46,000	46,219
U.S. Treasury Notes, 4%, 2009	23,000	23,356
U.S. Treasury Notes, 4.875%, 2009	2,415,000	2,476,696
U.S. Treasury Notes, 6.5%, 2010	128,000	136,070
U.S. Treasury Notes, 5.125%, 2011	180,000	194,217
U.S. Treasury Notes, 4.125%, 2012	683,000	719,871
U.S. Treasury Notes, 3.875%, 2013	614,000	638,896
U.S. Treasury Notes, 3.5%, 2013	420,000	430,303
U.S. Treasury Notes, 4.25%, 2013	250,000	265,820
U.S. Treasury Notes, 4.75%, 2014	150,000	163,828
U.S. Treasury Notes, 4%, 2015	579,000	608,040
U.S. Treasury Notes, 4.5%, 2015	68,000	72,696

		$8,897,419

PORTFOLIO OF INVESTMENTS 9/30/08 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - 1.5%
Bruce Mansfield Unit, 6.85%, 2034	$210,000	$218,433
E.ON International Finance B.V., 5.8%, 2018 (n)	130,000	124,249
EDP Finance B.V., 6%, 2018 (n)	110,000	105,260
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	169,131
Exelon Generation Co. LLC, 6.95%, 2011	232,000	234,939
Exelon Generation Co. LLC, 6.2%, 2017	80,000	70,306
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	60,464
MidAmerican Funding LLC, 6.927%, 2029	154,000	164,075
Oncor Electric Delivery Co., 7%, 2022	152,000	138,146
Pacific Gas & Electric Co., 4.8%, 2014	45,000	42,385
PSEG Power LLC, 6.95%, 2012	111,000	113,219
PSEG Power LLC, 5.5%, 2015	90,000	81,195
System Energy Resources, Inc., 5.129%, 2014 (n)	74,524	74,090
Waterford 3 Funding Corp., 8.09%, 2017	315,981	320,322

		$1,916,214

Total Bonds		$48,807,390

REPURCHASE AGREEMENTS - 2.1%
Morgan Stanley, 1.5%, dated 9/30/08, due 10/01/08, total to be received $2,704,113 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,704,000	$2,704,000

Total Investments		$125,709,361

OTHER ASSETS, LESS LIABILITIES - 0.4%		467,261

NET ASSETS - 100.0%		$126,176,622

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,133,085, representing 1.7% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American International Group, Inc., 8.25%, 2018	8/13/2008	$100,000	$58,097
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.508%, 2040	3/1/2006	250,000	180,056
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	4/25/2008	39,995	39,699
Nomura Asset Securities Corp., FRN, 9.943%, 2027	7/16/2007	219,202	213,625
Spirit Master Funding LLC, 5.05%, 2023	10/4/2005	168,744	126,806

Total Restricted Securities			$618,283
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 9/30/08

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of September 30, 2008 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$71,222,289	$54,487,072	$—	$125,709,361
Other Financial Instruments	$—	$—	$—	$—

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 17, 2008

*	Print name and title of each signing officer under his or her signature.